JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 4,230,917	R$ 3,758,787
Labor	885,338	1,051,430
Civil	1,205,807	1,109,001
Regulatory	200,627	276,604
Total	6,522,689	6,195,822
Garnishments	141,116	155,744
Total	6,663,805	6,351,566
Current	324,638	302,424
Non current	R$ 6,339,167	R$ 6,049,142